UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2004
                                              ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              -------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          JGD Management Corp.
          ------------------------------------------
Address:       390 Park Avenue
          ------------------------------------------
               New York, NY  10022
          ------------------------------------------

          ------------------------------------------

Form 13F File Number:  28-05440
                          --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Adam J. Semler
      -------------------------------------------
Title:      Chief Financial Officer
      -------------------------------------------
Phone:      (212) 651-0500
      -------------------------------------------

Signature, Place and Date of Signing:

 /s/ Adam J. Semler           New York, NY          5/14/04
---------------------   ------------------------  -----------
    [Signature]               [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number        Name

     28-
        --------------           -----------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                          -----------------------

Form 13F Information Table Entry Total:      91,527,182
                                          -----------------------

Form 13F Information Table Value Total:  $1,721,764,435
                                          -----------------------


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No. Form 13F File Number Name

               28-
     ----         -------------           ----------------------
     [Repeat as necessary.]

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                                                                                       Item 5:
                  Item 1:                  Item 2:        Item 3:        Item 4:      Shares of
              Name of Issuer               Title of       CUSIP        Fair Market    Principal
                                            Class         Number          Value        Amount

--------------------------------------------------------------------------------------------------
CARNIVAL CORP COM                           COMMON       143658102       8,551,089      190,405
AETHER SYSTEMS INC                          COMMON       00808V105       1,615,284      347,373
ALLETE INC                                  COMMON       018522102       4,035,350      115,000
ASSURANT INC                                COMMON       04621X108      32,815,393    1,304,787
CADENCE RESOURCES CORP.                     COMMON       12738N103       1,384,000      400,000
CIA VALE DO RIO DOCE-ADR                    COMMON       204412209      14,917,044      271,713
CORVIS CORP COM                             COMMON       221009103       1,267,200      660,000
CSK AUTO CORP                               COMMON       125965103       1,267,700       70,000
ELAN PLC ADR                                COMMON       284131208      16,496,000      800,000
FREEPORT-MCMORAN COPPER-B                   COMMON       35671D857      27,871,170      713,000
GLOBIX CORP                                 COMMON       37957F200       3,391,112    1,030,733
GRUPO TMM S A SP ADR A SHS                  COMMON       40051D105       1,036,534      374,200
HOLLINGER INTL INC CL A                     COMMON       435569108      20,863,161    1,053,695
HOLLYWOOD ENTMT CORP COM                    COMMON       436141105       1,160,655       85,594
ICO GLOBAL COM HLDG LTD                     COMMON       44930K108         691,925    1,064,500
ISPAT INTL NV-NY REG SHS                    COMMON       464899103       5,504,565      502,700
KMART HOLDING CORP                          COMMON       498780105      34,926,160      842,000
LIBERTY MEDIA CORP - A                      COMMON       530718105      49,746,321    4,543,043
MAXWELL SHOE COMPANY INC                    COMMON       577766108       6,314,055      280,500
METRO GOLDWYN MAYER COM                     COMMON       591610100      21,913,560    1,259,400
NEXTWAVE                                    COMMON       65332M103      65,538,920   13,944,451
NRG ENERGY INC                              COMMON       629377508       4,621,130      208,159
NUCOR CORP COM                              COMMON       670346105      22,440,200      365,000
J C PENNEY INC COM                          COMMON       708160106      26,085,000      750,000
PHARMACEUTICAL RES COM                      COMMON       717125108      19,890,993      349,824
SPRINT CORP PCS COM SER 1                   COMMON       72765M105      32,200,000    3,500,000
SUPERIOR ESSEX INC                          COMMON       86815V105       4,043,346      304,011
TORO CO                                     COMMON       891092108       4,340,000       70,000
TOYS R US INC                               COMMON       892335100      42,752,220    2,544,775
UNITEDGLOBALCOM                             COMMON       913247508      21,164,016    2,492,817
W R GRACE & CO-DEL NEW                      COMMON       38388F108         639,600      205,000
ABOVENET INC                                COMMON       00374N107       8,455,722      222,519
ALLIANCE BANCORP OF NEW ENGLAND             COMMON       01852Q109       7,138,780      175,400
AMERICAN TOWER CORP - CL A                  COMMON       029912201       6,968,900      614,000
APEX SILVER MINES LTD                       COMMON       G04074103      14,851,248      658,300
BOISE CASCADE CORP COM                      COMMON       097383103      67,316,599    1,942,759
DADE BEHRING INC                            COMMON       23342J206      44,682,651    1,004,556
FRANKLIN BANK CORP CL A 144A                COMMON       352448104       4,997,700      300,000
GEMSTAR                                     COMMON       36866W106      16,624,260    2,477,535
HEALTHSOUTH CORP COM                        COMMON       421924101       1,027,500      250,000
IMPSAT FIBER NETWORKS                       COMMON       45321T202       7,105,627    1,025,343
KINDER MORGAN INC KANS COM                  COMMON       49455P101      51,420,917      815,946
LIPMAN                                      COMMON       M6772H101       3,916,660       83,600
MARINER HEALTH CARE INC                     COMMON       56845X108      13,589,940      798,000
MOTIENT CORP                                COMMON       619908304       9,222,048    1,440,945
NTL INCORPORATED                            COMMON       62940M104      49,938,000      840,000
PG&E CORP                                   COMMON       69331C108     105,824,194    3,652,889
RIVER BANK AMERICA-N.Y.                     COMMON       749254108         639,000      127,800
ROTO-ROOTER INC (UNREGISTERED)              COMMON       0              12,740,000      280,000
ROTO-ROOTER, INC.                           COMMON       778787101         965,505       19,100
SCO GROUP INC                               COMMON       78403A106          57,687        6,700
SPECTRASITE INC                             COMMON       84761M104      12,678,999      341,752
TIME WARNER INC COM                         COMMON       00184A105      16,860,000    1,000,000
TYCO INTL LTD NEW COM                       COMMON       902124106      73,375,315    2,561,093
TARGET CORP COM                             COMMON       87612E106      12,723,800      282,500
GUCCI GROUP NV                              COMMON       401566104      65,616,088      767,709
AT&T CORP COM WIRLES GRP                    COMMON       001957406      34,025,000    2,500,000
PEOPLESOFT INC COM                          COMMON       712713106       4,112,842      222,436
AVENTIS SPONSORED ADR                       COMMON       053561106       8,289,820      107,800
FLEET BOSTON FINANCIAL CORP                 COMMON       339030108      66,087,412    1,471,880
NETSCREEN TECHNOLOGIES INC                  COMMON       64117V107      14,572,000      400,000
WELLPOINT HEALTH NETWORKS INC               COMMON       94973H108      46,114,029      405,505
ADELPHIA COMMUNICATION PFD CV E 7.5%        PREFERRED    006848501          37,500       25,000
INTERMEDIA COMMUNICATN PFD B EXCH13.5       PREFERRED    458801404         200,000        5,000
LIBERTY GROUP PUBG INC PFD SREX14.75%       PREFERRED    530553304       1,782,688      111,418
LORAL PREFERRED STOCK 6.00% 11/01/06 SER C  PREFERRED    564621495         793,539      264,513
LORAL PREFERRED STOCK 6.00% 2/15/07 SER D   PREFERRED    564623053         270,000       90,000
MCI CAP 8% (WORLDCOM)                       PREFERRED    55267Y206         166,625       15,500
SUPERIOR ESSEX INC PFD                      PREFERRED    86815U206         174,549      174,549
VITELCO 10% PFD. STOCK                      PREFERRED    927682203       8,500,000        8,500
DISNEY CALL OPT 25.0000 04172004            CALL OPTION  2546879DE         100,000        2,000
VERIZON COMM. CALL OPT 42.5000 04172004     CALL OPTION  92343V9DV           5,000        1,000
SCHERING-PLOUG CLL OPT 15.0000 01222005     CALL OPTION  8T099C15        1,175,000        5,000
BRADLEES INC WARRANTS                       WARRANTS     104499116               0       25,000
DIVA SYSTEMS WARRANTS                       WARRANTS     255013153               0       10,611
HMP WARRANTS                                WARRANTS     40425K116       1,870,000       11,000
NEXTWAVE WARRANTS                           WARRANTS     0                  24,671       24,671
THERMADYNE HOLDINGS WARRANTS @ 13.85        WARRANTS     0                       0      149,118
THERMADYNE HOLDINGS WARRANTS @ 20.78        WARRANTS                             0       90,217
WTS BESTEL S A DE C V                       WARRANTS                             0       15,305
WTS MOTIENT CORP EXP                        WARRANTS     61990830         1,168,750     312,500
SPX CORP COM                                COMMON       784635104        1,171,838      25,766
ACCREDO HEALTH INC COM                      COMMON       00437V104        1,093,851      28,710
JOHNSON & JOHNSON COM                       COMMON       478160104       14,228,887     280,538
AMGEN INC COM                               COMMON       031162100        1,723,054      29,621
MATTEL INC COM                              COMMON       577081102          420,432      22,800
BANKAMERICA CORP COM                        COMMON       629525957        4,824,950      59,582
NEWMONT MINING CORP COM                     COMMON       651639106        3,354,376      71,936
PFIZER INC COM                              COMMON       717081103       17,264,088     492,556
PNC BANK CORP COM                           COMMON       693475105        4,901,899      88,450
CHEVRON CORPORATION COM                     COMMON       166751107       16,355,960     186,329
VIACOM CLASS B                              COMMON       925524308        3,488,514      88,970
DEUTSCHE TELEKOM AG SPONSORED ADR           COMMON       251566105        1,779,303      98,631
WALT DISNEY CO                              COMMON       254687106        5,607,756     224,400
WASHINGTON MUTUAL INC                       COMMON       939322103        9,607,828     224,955
WELLS FARGO & CO-NEW                        COMMON       949746101       11,957,370     211,000
DEUTSCHE TELEKOM AG-REG ORDS                COMMON       5842359          1,249,971      69,308
GUCCI GROUP NV ORDS                         COMMON       4655053         11,585,314     135,804
AVENTIS SA ORDS                             COMMON       4736817         86,314,469   1,120,162
CANAL PLUS ORDS                             COMMON       5718988          2,469,007     351,003
CAP GEMINI ORDS                             COMMON       4163437          3,696,440      96,700
ENEL SPA REG S ORDS                         COMMON       7144569         15,860,691   1,956,387
KONINKLIJKE VENDEX KBB-CVA ORDS             COMMON       5562389             32,796       1,700
SGL CARBON AG ORDS                          COMMON       4818351            542,036      50,000
VIVENDI UNIVERSAL SA ORDS                   COMMON       4834777         52,029,547   1,958,053
K.L.M.(KONINKLIJKE LUCHTVAART MIJ) ORDS     COMMON       5786491          6,185,429     298,162
UNILEVER PLC ORDS                           COMMON       0574873         19,129,726   1,924,600
EMI GROUP ORDS                              COMMON       0044473          1,792,733     350,000
AMERSHAM PLC ORDS                           COMMON       0274753        111,729,321   7,557,010
JINHUI SHIPPING & TRANSPORTATION ORDS       COMMON       4434489         13,404,577   4,707,000
YARA INTERNATIONAL ASA ORDS                 COMMON       7751259            272,004      37,400
-------------------------------------------------------------------------------------------------
COLUMN TOTALS                                                        $1,721,764,435  91,527,182
-------------------------------------------------------------------------------------------------
                                        [table continued]

                                        [table continued]
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                                                          Item 6:                                          Item 8:
                                                   Investment Discretion                           Voting Authority Shares
                  Item 1:                  I-----------------------------------    Item 7:     ------------------------------
              Name of Issuer               T          (b) Shared-                  Managers
                                            (a) Sole  as defined   (c) Shared -  See Instr. V  (a) Sole  (b) Shared  (c) None
                                                      by Instr. V      Other
-----------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP COM                               X                                                  X
AETHER SYSTEMS INC                              X                                                  X
ALLETE INC                                      X                                                  X
ASSURANT INC                                    X                                                  X
CADENCE RESOURCES CORP.                         X                                                  X
CIA VALE DO RIO DOCE-ADR                        X                                                  X
CORVIS CORP COM                                 X                                                  X
CSK AUTO CORP                                   X                                                  X
ELAN PLC ADR                                    X                                                  X
FREEPORT-MCMORAN COPPER-B                       X                                                  X
GLOBIX CORP                                     X                                                  X
GRUPO TMM S A SP ADR A SHS                      X                                                  X
HOLLINGER INTL INC CL A                         X                                                  X
HOLLYWOOD ENTMT CORP COM                        X                                                  X
ICO GLOBAL COM HLDG LTD                         X                                                  X
ISPAT INTL NV-NY REG SHS                        X                                                  X
KMART HOLDING CORP                              X                                                  X
LIBERTY MEDIA CORP - A                          X                                                  X
MAXWELL SHOE COMPANY INC                        X                                                  X
METRO GOLDWYN MAYER COM                         X                                                  X
NEXTWAVE                                        X                                                  X
NRG ENERGY INC                                  X                                                  X
NUCOR CORP COM                                  X                                                  X
J C PENNEY INC COM                              X                                                  X
PHARMACEUTICAL RES COM                          X                                                  X
SPRINT CORP PCS COM SER 1                       X                                                  X
SUPERIOR ESSEX INC                              X                                                  X
TORO CO                                         X                                                  X
TOYS R US INC                                   X                                                  X
UNITEDGLOBALCOM                                 X                                                  X
W R GRACE & CO-DEL NEW                          X                                                  X
ABOVENET INC                                    X                                                  X
ALLIANCE BANCORP OF NEW ENGLAND                 X                                                  X
AMERICAN TOWER CORP - CL A                      X                                                  X
APEX SILVER MINES LTD                           X                                                  X
BOISE CASCADE CORP COM                          X                                                  X
DADE BEHRING INC                                X                                                  X
FRANKLIN BANK CORP CL A 144A                    X                                                  X
GEMSTAR                                         X                                                  X
HEALTHSOUTH CORP COM                            X                                                  X
IMPSAT FIBER NETWORKS                           X                                                  X
KINDER MORGAN INC KANS COM                      X                                                  X
LIPMAN                                          X                                                  X
MARINER HEALTH CARE INC                         X                                                  X
MOTIENT CORP                                    X                                                  X
NTL INCORPORATED                                X                                                  X
PG&E CORP                                       X                                                  X
RIVER BANK AMERICA-N.Y.                         X                                                  X
ROTO-ROOTER INC (UNREGISTERED)                  X                                                  X
ROTO-ROOTER, INC.                               X                                                  X
SCO GROUP INC                                   X                                                  X
SPECTRASITE INC                                 X                                                  X
TIME WARNER INC COM                             X                                                  X
TYCO INTL LTD NEW COM                           X                                                  X
TARGET CORP COM                                 X                                                  X
GUCCI GROUP NV                                  X                                                  X
AT&T CORP COM WIRLES GRP                        X                                                  X
PEOPLESOFT INC COM                              X                                                  X
AVENTIS SPONSORED ADR                           X                                                  X
FLEET BOSTON FINANCIAL CORP                     X                                                  X
NETSCREEN TECHNOLOGIES INC                      X                                                  X
WELLPOINT HEALTH NETWORKS INC                   X                                                  X
ADELPHIA COMMUNICATION PFD CV E 7.5%            X                                                  X
INTERMEDIA COMMUNICATN PFD B EXCH13.5           X                                                  X
LIBERTY GROUP PUBG INC PFD SREX14.75%           X                                                  X
LORAL PREFERRED STOCK 6.00% 11/01/06 SER C      X                                                  X
LORAL PREFERRED STOCK 6.00% 2/15/07 SER D       X                                                  X
MCI CAP 8% (WORLDCOM)                           X                                                  X
SUPERIOR ESSEX INC PFD                          X                                                  X
VITELCO 10% PFD. STOCK                          X                                                  X
DISNEY CALL OPT 25.0000 04172004                X                                                  X
VERIZON COMM. CALL OPT 42.5000 04172004         X                                                  X
SCHERING-PLOUG CLL OPT 15.0000 01222005         X                                                  X
BRADLEES INC WARRANTS                           X                                                  X
DIVA SYSTEMS WARRANTS                           X                                                  X
HMP WARRANTS                                    X                                                  X
NEXTWAVE WARRANTS                               X                                                  X
THERMADYNE HOLDINGS WARRANTS @ 13.85            X                                                  X
THERMADYNE HOLDINGS WARRANTS @ 20.78            X                                                  X
WTS BESTEL S A DE C V                           X                                                  X
WTS MOTIENT CORP EXP                            X                                                  X
SPX CORP COM                                    X                                                  X
ACCREDO HEALTH INC COM                          X                                                  X
JOHNSON & JOHNSON COM                           X                                                  X
AMGEN INC COM                                   X                                                  X
MATTEL INC COM                                  X                                                  X
BANKAMERICA CORP COM                            X                                                  X
NEWMONT MINING CORP COM                         X                                                  X
PFIZER INC COM                                  X                                                  X
PNC BANK CORP COM                               X                                                  X
CHEVRON CORPORATION COM                         X                                                  X
VIACOM CLASS B                                  X                                                  X
DEUTSCHE TELEKOM AG SPONSORED ADR               X                                                  X
WALT DISNEY CO                                  X                                                  X
WASHINGTON MUTUAL INC                           X                                                  X
WELLS FARGO & CO-NEW                            X                                                  X
DEUTSCHE TELEKOM AG-REG ORDS                    X                                                  X
GUCCI GROUP NV ORDS                             X                                                  X
AVENTIS SA ORDS                                 X                                                  X
CANAL PLUS ORDS                                 X                                                  X
CAP GEMINI ORDS                                 X                                                  X
ENEL SPA REG S ORDS                             X                                                  X
KONINKLIJKE VENDEX KBB-CVA ORDS                 X                                                  X
SGL CARBON AG ORDS                              X                                                  X
VIVENDI UNIVERSAL SA ORDS                       X                                                  X
K.L.M.(KONINKLIJKE LUCHTVAART MIJ) ORDS         X                                                  X
UNILEVER PLC ORDS                               X                                                  X
EMI GROUP ORDS                                  X                                                  X
AMERSHAM PLC ORDS                               X                                                  X
JINHUI SHIPPING & TRANSPORTATION ORDS           X                                                  X
YARA INTERNATIONAL ASA ORDS                     X                                                  X
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COLUMN TOTALS
-----------------------------------------------------------------------------------------------------------------------------